REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Aldel Financial Inc.
Summary of impact of the revision on the financial statements

	As previously
	reported	Adjustment	As Revised
Balance sheet as of June 30, 2021
Class A common stock subject to possible redemption	$106,231,750	$9,918,249	$116,150,000
Class A common stock	156	(98)	58
Class B common stock	287	—	287
Additional paid-in capital	6,606,539	(6,606,539)	—
Accumulated deficit	(1,606,972)	(3,311,613)	(4,918,585)
Total Stockholders’ Equity (Deficit)	$5,000,010	$(9,918,250)	$(4,918,240)